Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000027719 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000027719 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000027719 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000027719 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027719 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027719 | iShares Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027719 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027719 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027719 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027719 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246257 | iShares Russell Mid-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246257 | State Street Institutional US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246257 | Allegion PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | ResMed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | Quest Diagnostics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | Consolidated Edison, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | Omega Healthcare Investors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027723 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000027723 | AppLovin Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027723 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027723 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027723 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027723 | Cencora, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027723 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027723 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027723 | Carlisle Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027723 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027721 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027721 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027721 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027721 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027721 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027721 | Lockheed Martin Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027721 | Mondelez International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027721 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027721 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027721 | Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027729 | U.S. Govt.
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000027729 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027729 | AAA
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000027729 | AA
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000027729 | A
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000027729 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000027729 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027729 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027729 | AssetU.s. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027729 | AssetExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027729 | AssetInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027729 | AssetMunicipal Bond Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000027729 | AssetAsset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000027729 | AssetU.s. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000027729 | AssetMortgage-backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000027729 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000027717 | AAA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000027717 | AA
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000027717 | A
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000027717 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027717 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027717 | SectorPower
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027717 | SectorHigher Education
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027717 | SectorWater/sewer
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027717 | SectorTransportation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027717 | SectorLimited Tax
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000027717 | SectorHospital
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000027717 | SectorLease
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000027717 | SectorGeneral Obligations
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000027715 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027715 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027715 | AA
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000027715 | A
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000027715 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027715 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027715 | SectorPower
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027715 | SectorHigher Education
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027715 | SectorTransportation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000027715 | SectorLimited Tax
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000027715 | SectorHospital
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000027715 | SectorLease
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000027715 | SectorGeneral Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000027715 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027715 | SectorSingle Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027733 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027733 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000027733 | AA
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000027733 | A
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000027733 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027733 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027733 | SectorHigher Education
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000027733 | SectorTransportation
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000027733 | SectorLimited Tax
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000027733 | SectorHospital
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000027733 | SectorLease
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000027733 | SectorGeneral Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000027733 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000027733 | SectorSingle Family Housing
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027733 | SectorStudent
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027731 | U.S. Govt.
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000027731 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027731 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000027731 | AA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000027731 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027731 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027731 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027731 | AssetU.s. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000027731 | AssetInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027731 | AssetAsset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027731 | AssetU.s. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000027731 | AssetMortgage-backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	42.70%